Fair value measurement - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement [Line Items]
Transfer of assets between level 1 to level2	$ 0
Transfers of assets between Level 2 to Level 1	0
Transfer of liabilities between level 1 to level2	0
Transfers of liabilities between Level 2 to Level 1	0
Assets	3,979,617	$ 4,107,274	$ 4,217,221
Investment property [member]
Disclosure of fair value measurement [Line Items]
Assets	$ 842,000	$ 544,000